Supplement to the
Telecommunications Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio’s fundamental “invests primarily” policy and to modify Telecommunications Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for Telecommunications Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

ATLC-17-05 1.845214.123	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Automotive Portfolio’s, Leisure Portfolio’s, Multimedia Portfolio’s and Retailing Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Automotive Portfolio, Leisure Portfolio, Multimedia Portfolio and Retailing Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCON-17-03 1.913699.121	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify each fund’s fundamental concentration policy, and to change Natural Resources Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELNR-17-02 1.913321.115	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Chemicals Portfolio’s, Gold Portfolio’s, and Materials Portfolio’s fundamental “invests primarily” policy and to modify Chemicals Portfolio’s and Gold Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Chemicals Portfolio and Gold Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELMT-17-02 1.918620.110	July 28, 2017

Supplement to the
Consumer Staples Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

ACSF-17-05 1.847521.120	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCS-17-02 1.918665.109	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Telecommunications Portfolio’s and Wireless Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Telecommunications Portfolio and Wireless Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTS-17-03 1.918618.116	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Air Transportation Portfolio’s, Defense and Aerospace Portfolio’s, Industrial Equipment Portfolio’s, and Transportation Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrial Equipment Portfolio, and Transportation Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Industrial Equipment Portfolio and Industrials Portfolio pursuant to which Industrial Equipment Portfolio would be reorganized on a tax-free basis with and into Industrials Portfolio.

The Agreement provides for the transfer of all of the assets of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio and the assumption by Industrials Portfolio of all of the liabilities of Industrial Equipment Portfolio. After the exchange, Industrial Equipment Portfolio will distribute the Industrials Portfolio shares to its shareholders pro rata, in liquidation of Industrial Equipment Portfolio. As a result, shareholders of Industrial Equipment Portfolio will become shareholders of Industrials Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Industrial Equipment Portfolio is expected to be held during the fourth quarter of 2017 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Industrial Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about January 26, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Industrials Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-17-02 1.911519.121	July 28, 2017

Supplement to the
Gold Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio’s fundamental “invests primarily” policy and to modify Gold Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for Gold Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

AGLD-17-05 1.847523.122	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify each fund’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Biotechnology Portfolio’s, Health Care Portfolio’s, Health Care Services Portfolio’s, Medical Equipment and Systems Portfolio’s, and Pharmaceuticals Portfolio’s will be modified to tie to certain specific industries. If shareholders of Medical Equipment and Systems Portfolio approve this proposal, the fund will (i) change its name to Medical Technology and Devices Portfolio, (ii) expand its 80% policy to include companies engaged in life sciences and health care technology, and (iii) change its supplemental benchmark index to the MSCI U.S. IMI Health Care Technology and Devices 25/50 Index to provide a more meaningful measure of the fund’s broader investment focus. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELHC-17-04 1.918629.115	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Utilities Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Utilities Portfolio’s fundamental “invests primarily” policy and to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for Utilities Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELUTL-17-02 1.918622.109	July 28, 2017

Supplement to the
Materials Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the "Fund Distribution" heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

AMF-17-05 1.847525.121	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify Brokerage and Investment Management Portfolio’s, Financial Services Portfolio’s, and Insurance Portfolio’s fundamental concentration policy, and to change Banking Portfolio and Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name and Brokerage and Investment Management Portfolio will expand its 80% policy to include companies involved in providing data and decision support tools to the capital markets industry. In addition, the fundamental concentration policy for each of Brokerage and Investment Management Portfolio, Financial Services Portfolio and Insurance Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELFIN-17-02 1.916419.123	July 28, 2017

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Computers Portfolio’s, Semiconductors Portfolio’s, Software and IT Services Portfolio’s, and Technology Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, if shareholders of Semiconductors Portfolio approve the fundamental “invests primarily” policy, the 80% policy for Semiconductors Portfolio will be modified to better reflect the fund’s investment focus on manufacturers of semiconductors and related products and of semiconductor equipment. Also, for each of Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio the fundamental concentration policy will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective July 1, 2017, the supplemental benchmark index for Computers Portfolio will change from Fidelity Computers & Peripherals Linked Index℠ to FactSet Computers & Peripherals Linked Index.

The following information replaces similar information for Computers Portfolio in the "Fund Summary" section under the "Principal Investment Risks" header.

  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

SELTEC-17-04 1.918659.120	July 28, 2017